Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s significant accounting estimates relate to recoverability of property, plant and equipment, right of use assets, and intangible assets, valuation allowance for deferred tax assets, share-based arrangements, allowance for credit losses on accounts receivable, and net realizable value of inventories. Management bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances. Actual results may differ from those estimates, and such differences may be material to the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

The consolidated financial statements include the information and results of each subsidiary from the date on which the Company obtains control and until such time as the Company ceases to control such entity. In preparing the consolidated financial statements, all intercompany balances and transactions, and unrealized profits arising within the consolidated entity are eliminated in full.

All the Company’s subsidiaries are wholly-owned. There are no non-controlling interests with ownership interests in any of the Company’s subsidiaries.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements of the Company are presented in U.S. dollars (US$), the Company’s reporting currency. The financial position and results of operations of the Company’s subsidiaries are measured using their respective local currencies as the functional currency, which may differ from the U.S. dollar (US$). Assets and liabilities of these subsidiaries are translated into U.S. dollar (US$) using the exchange rates in effect at the consolidated balance sheet date. Revenues and expenses are translated at the average exchange rates for the reporting period. Resulting translation adjustments are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Cumulative translation adjustments, including those arising from equity transactions are presented within accumulated other comprehensive income (loss) as part of shareholders’ equity.

Transactions denominated in currencies other than the functional currency are recorded in the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Net gains or losses resulting from foreign currency transactions are recognized in foreign exchange gain (loss) in the consolidated statements of operations and comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise about which separate and discrete information is available for evaluation and used by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and assess performance. The Company’s CODM, its chief executive officer, evaluates the Company’s operations and manages its business as a single operating segment. Refer to Note 14 for the Company’s disclosure on its single operating segment.

Revenue

Revenue

The Company’s revenue from contracts with customers is derived primarily from the sale of SCENESSE® implants in the United States and Europe, as well as from sales under special access reimbursement programs. Revenue is recognized in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”), which requires the Company to apply a five-step model:

1.	Identification of a contract with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when or as the performance obligations are satisfied.

The Company’s performance obligation is the delivery of SCENESSE® implants. Revenue is recognized at a point in time when control of the product transfers to the customer, which generally occurs upon shipment or delivery, depending on the terms of the arrangement.

Transaction prices are adjusted for variable consideration in the form of rebates that are recognized as a reduction in revenue at the point in time when control of the product transfers to the customer, in accordance with ASC 606. The Company does not provide sales rebates or discount incentives on SCENESSE® sales and aims to maintain uniform pricing within each jurisdiction. Immaterial variable consideration adjustments arise from either: (i) mandatory statutory rebates associated with government-regulated medical reimbursement schemes in certain commercial jurisdictions; and (ii) financial assistance provided under the Company’s Patient Savings Program that supports eligible, commercially insured, patients by reducing out-of-pocket costs for the Company’s therapies.

Estimates of variable consideration are determined using historical experience, current contractual and regulatory requirements, and other relevant factors. Such estimates are reassessed at each reporting date, with any changes reflected as an adjustment to revenue in the period of revision.

Special access reimbursement programs allow for the supply of SCENESSE® under regulatory exemptions prior to formal product approval. Revenue from these programs is recognized when control of the product transfers to the customer and collectability is probable.

Due to seasonal treatment patterns, demand for SCENESSE® may fluctuate during the year, which can impact the timing of revenue recognition and cash flows.

Additional disaggregated revenue information by geographic region is provided in Note 7.

Concentration Risks

Concentration Risks

Interest Rate Risk

The Company holds term deposits which are considered fixed interest-bearing assets and therefore exposure to interest rate risk exists. The Company does not hold interest bearing liabilities. As of June 30, 2026 and 2025, the Company held term deposits of $160,096,315 and $127,462,806, respectively.

The Company currently finances its operations through reserves of cash and liquid resources and does not have a borrowing requirement. In order to be protected from, and to take advantage of interest rate movements, it is the Company’s policy to place cash into term deposits and other financial assets at both fixed and variable (floating) rates. The Board monitors the movements in interest rates in combination with current cash requirements to ensure the mix and level of fixed and floating returns in the best interests of the Company.

Market Risk

Market risk is the risk of changes to market prices of foreign exchange purchases, interest rates and/or equity prices resulting in a change in value of the financial instruments held by the consolidated entity. The objective to manage market risk is to ensure exposures are contained within acceptable parameters, to minimize costs and to stabilize existing assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Foreign Currency Risk

The Company is exposed to foreign currency risk on future commercial transactions and recognized assets and liabilities that are denominated in a currency other than the functional currencies of the Company and its subsidiaries. These currencies primarily include US dollars (USD), Australian dollars (AUD), Euros (EUR), Swiss francs (CHF), Singapore dollars (SGD) and Great British pounds (GBP). The Company is exposed to the risk of its cash flows being adversely affected by movements in exchange rates that will increase the US dollar value of foreign currency payables. It is also exposed to the risk of movements in foreign currency exchange rates for those currencies which sales and reimbursement receipts are received.

The Company’s policy of managing foreign currency risk is to hold foreign currencies equivalent to the cash outflow projected over minimum 30 days by the placement of market orders or have in place forward exchange contracts to achieve a target rate of exchange, with protection floors in the event of a depreciating Australian dollar exchange rate, to run for the time between recognizing the exposure and the time of payment. In the event of an appreciating Australian dollar, the amount of foreign currency held is minimized at a level to only meet short-term obligations in order to maximize gains in an appreciating Australian currency. The Company does not engage in speculative transactions in its management of foreign currency risk. No forward exchange contracts had been entered into as of June 30, 2026 and 2025.

Major Customers

The Company has a number of customers to which it provides its leading drug candidate, all of which is recognized at a point in time. For the year ended June 30, 2026, two customers comprise 26% of external total revenue, three customers comprise 30% of external total revenue for the year ended June 30, 2025, and two customers each comprise 24% of external total revenue for the year ended June 30, 2024.

Years ended June 30,
	2026	2025	2024
Customer A	$8,952,713	$7,681,451	$7,178,403
Customer B	7,923,721	5,465,441	6,732,610
Customer C		5,457,548
	16,876,434	18,604,440	13,911,013

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

●	Level 2 - Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

●	Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities of less than 90 days that are readily convertible to known amounts of cash.
Short Term Investments

Short Term Investments

The Company’s short term investments represent investments in financial instruments with a variable interest rate and term deposits with original maturities of more than 90 days that are readily convertible to known amounts of cash. Short-term investments classified as held-to-maturity are financial instruments that the Company has the intent and ability to hold to maturity and are reported net of any related amortization and are not remeasured to fair value on a recurring basis. As of June 30, 2026 and 2025, the Company held its short term investments in financial institutions in Australia and Europe.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Allowance for Credit Losses

Allowance for Credit Losses

Credit Risk

Credit risk arises from the potential failure of counterparties to meet their contractual obligations, resulting in a loss to the Company.

Credit risk in relation to the consolidated entity is the cash and cash equivalents deposited with banks, short term investments, and trade and other receivables. Exposure to credit risk in trade debtors is limited to over forty counterparties across German, Italian, Swiss, Dutch, U.S. and other medical institutions who are reimbursed by government or private insurance payors. The maximum credit exposure is the carrying value of the cash and cash equivalents deposited with banks, trade and other debtors.

The Company maintains its cash in bank deposit accounts. Most of the deposits placed with financial institutions are not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unable to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. The Company believes it is not exposed to significant credit risk on cash and cash equivalents, and short-term investments.

The Company maintains an allowance for credit losses on trade receivables in accordance with ASC 326, Financial Instruments – Credit Losses. The allowance represents the Company’s estimate of expected credit losses over the contractual life of the receivables, considering historical loss experience, current conditions, and reasonable and supportable forecasts.

The Company evaluates trade receivables collectively when they share similar risk characteristics, such as customer type and aging. The allowance is measured using a loss-rate method based on historical collection experience, adjusted for current and expected future economic conditions.

Receivables are written off when the Company determines they are uncollectible, and recoveries of amounts previously written off are recorded when received.

The following table presents the rollforward of the allowance for credit losses on trade receivables:

Balance as of June 30, 2023	$110,163
Credit for credit losses	(10,218)
Balance as of June 30, 2024	$99,945
Credit for credit losses	—
Balance as of June 30, 2025	$99,945
Credit for credit losses	(99,945)
Balance as of June 30, 2026	$—

Inventories

Inventories

Inventories, which consist of raw materials, work-in-process, and finished goods, are stated at the lower of cost or net realizable value. Cost includes direct materials, direct labor, and applicable manufacturing overhead and is determined using the weighted-average cost method.

Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

The Company regularly reviews inventories for excess or obsolete items and records a write-down when the carrying amount exceeds net realizable value. Any such write-downs are recorded as a component of costs of revenues in the consolidated statements of operations and comprehensive income. For the year ended June 30, 2026, $197,829 related to the write-off of inventories was recorded as a component of costs of revenues in the consolidated statements of operations and comprehensive income.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. These costs include salaries, benefits, share-based compensation, materials, and other costs related to the Company’s research and development activities.

General and Administrative Expenses

General and Administrative Expenses

The Company expenses general and administrative costs to operations as incurred. General and administrative expense consists of compensation, share-based compensation, benefits and other employee-related expenses for personnel in the Company’s administrative, finance, legal, information technology, business development and human resource functions. Other costs include, general and administrative related facility costs, insurance costs and professional fees for accounting and legal services.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant, and equipment are stated at cost, less accumulated depreciation and any impairment losses. Cost includes expenditures directly attributable to the acquisition of the asset. If payment terms extend beyond normal credit terms, the cost is measured at the present value of future payments at the acquisition date.

Construction in Progress

Construction in progress represents costs incurred for assets that are not yet complete or placed in service, including direct materials, direct labor, and other directly attributable costs. Construction in progress is not depreciated. Upon completion and when the asset is ready for its intended use, the accumulated costs are reclassified to the appropriate asset category and depreciation commences.

Depreciation

During the year ended June 30, 2025, the Company changed its method of accounting for depreciation from diminishing value method to straight-line method for all classes of property, plant and equipment. This change is effective as of July 1, 2024. The Company believes that the straight-line method provides a more accurate reflection of the consumption of economic benefits over their useful lives and enhances the comparability of its financial statements. The change in accounting method did not have a material effect on the Company’s consolidated financial statements.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset as follows:

●	Land	Not depreciated
●	Construction in progress	Not depreciated
●	Building	Over 50 years
●	Plant and equipment	Between 4 to 10 years
●	Furniture and fittings	Between 5 and 10 years
●	Leasehold improvements	Over the term of the leases

The Company reviews the estimated useful lives and residual values of assets periodically and adjusts them as necessary.

Gains and losses on disposals are recognized in earnings and are determined by comparing the proceeds with the carrying amount of the asset disposed of.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of costs related to the production and distribution of SCENESSE® implants. These costs include raw materials and components used in manufacturing, direct labor and related employee benefits, packaging and distribution expenses, and inventory write-downs for excess or obsolete stock, if any. Cost of revenue is recognized in the period in which the related product sales occur.

Leases

Leases

At contract inception, the Company determines whether an arrangement is or contains a lease and whether the lease should be classified as an operating or a finance lease. A contract is or contains a lease if the contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration. Control is determined based on the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

At the lease commencement date, the Company recognizes a right-of-use (ROU) asset and a corresponding lease liability on the balance sheet for all leases with a term greater than 12 months. The ROU asset is initially measured at cost, which includes the initial measurement of the lease liability, any lease payments made at or before commencement (net of incentives received), and initial direct costs.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Lease liabilities are measured at the present value of future lease payments, discounted using the Company’s incremental borrowing rate or the rate implicit in the lease, if readily determinable. Lease payments include fixed payments, variable payments based on an index or rate, and amounts expected to be payable under residual value guarantees.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term discounted using its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease expense for operating leases is recognized on a straight-line basis over the lease term. The Company remeasures lease liabilities when there is a change in lease terms or other triggering events.

The Company has elected the practical expedient to not recognize ROU assets and lease liabilities for short-term leases (12 months or less). Payments for these leases are recognized as expense on a straight-line basis over the lease term.

Impairment of Long-Lived Assets and Intangible Assets

Impairment of Long-Lived Assets and Intangible Assets

The Company evaluates its long-lived assets and intangible assets with finite lives for impairment in accordance with ASC 360, Property, Plant, and Equipment, and ASC 350, Intangibles—Goodwill and Other. Long-lived assets and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of those assets. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized in an amount equal to the excess of the carrying amount over fair value.

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually, or more frequently if events or circumstances indicate that the asset may be impaired. Fair value is generally determined using discounted cash flow models or other valuation techniques consistent with market participant assumptions. Impairment losses are recognized in the consolidated statements of operations when identified.

Share-Based Compensation

Share-Based Compensation

Benefits are provided to employees of the Company in the form of share-based payment transactions, whereby employees render services in exchange for shares or rights over shares.

The fair value of equity awards is measured on the grant date and recognized as compensation expense over the requisite service period, which is generally the vesting period, on a straight-line basis. For awards with performance conditions, expense is recognized when it is probable that the performance condition will be achieved. For awards with market conditions, the effect of those conditions is reflected in the grant-date fair value, and compensation cost is recognized regardless of whether the market condition is ultimately satisfied.

Fair value is estimated using appropriate valuation models, such as a binomial option pricing model for stock options and Monte Carlo simulation for awards with market-based conditions. Key assumptions used in these models include expected volatility, expected term, risk-free interest rate, and expected dividend yield.

The Company estimates achievement of performance and service conditions based on historical experience and expected future trends. Forfeitures are accounted for as they occur. Modifications to the terms or conditions of an award are accounted for as a modification on the date of change, with incremental compensation cost recognized for any increase in fair value.

Government Grant

Government Grant

The Company receives government grants from the Singapore Economic Development Board and other Singaporean government programs, including the Job Growth Incentive and Progressive Wage Credit Scheme. Government grants are recognized when there is reasonable assurance that the Company has complied with the conditions of the grant and the grant will be received.

Grants are presented as other income in the consolidated statements of operations and comprehensive income in the period in which the qualifying conditions are met. Government grants recognized for the years ended June 30, 2026, 2025, and 2024 were $456,575, $0, and $225,085, respectively.

Advertising

Advertising

Advertising costs are charged to operations when incurred and are included in communications and marketing in the consolidated statement of operations and comprehensive income. Advertising expense for the years ended June 30, 2026, 2025, and 2024 was $3,077,091, $2,829,990, and $1,432,523, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes.

Current Taxes

Current income tax expense or benefit is based on taxable income or loss for the period and is calculated using tax rates and laws enacted as of the reporting date. Current tax liabilities and assets are recognized for the estimated taxes payable or refundable on the tax returns for the current and prior periods.

Deferred Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled.

A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates all available evidence, including historical results, future taxable income projections, and tax planning strategies, in assessing the need for a valuation allowance.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxing authority and the Company intends to settle on a net basis.

Uncertain Tax Positions

The Company recognizes the effect of income tax positions only if it is more likely than not that the position will be sustained upon examination by taxing authorities, based on the technical merits of the position. Tax positions that meet the recognition threshold are measured at the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement.

Interest and Penalties

Interest and penalties related to uncertain tax positions, if any, are recognized as a component of income tax expense in the consolidated statements of operations.

Tax Consolidation

The Company and its wholly owned Australian subsidiaries are part of a tax-consolidated group under Australian taxation law, with CLINUVEL PHARMACEUTICALS LTD as the head entity.

Recognition in the Financial Statements

Current and deferred tax expense or benefit is recognized in the consolidated statements of operations, except when it relates to items recorded in other comprehensive income or directly in equity, in which case the related tax effect is also recorded in those components.

Management Judgment

As of June 30, 2026 and 2025, the Company recognized a deferred tax asset after applying significant judgment regarding the realizability of unused tax losses and credits. This assessment considered historical profitability, expected revenue growth from SCENESSE® in the U.S., and other forward-looking factors. While management expects continued profitability in the near term, uncertainty remains regarding long-term taxable income due to the Company’s expansion strategy.

Net Income Per Share

Net Income Per Share

Basic Earnings Per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period.

Diluted Earnings Per Share

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Diluted net income per share is calculated by adjusting the weighted-average number of ordinary shares outstanding for the effect of all dilutive potential ordinary shares, including performance rights, using the treasury stock method.

In periods where the Company reports a net loss, the effect of potential ordinary shares would be anti-dilutive and therefore excluded from the calculation of diluted net income per share.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities to disclose consistent categories and greater disaggregation of information in the rate reconciliation and for income taxes paid. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 on July 1, 2025 on a retrospective basis. Adoption did not have an impact on the Company’s consolidated financial position, results of operations or cash flows, and resulted in expanded income tax disclosures. Refer to Note 10, Income Taxes.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The new disclosure requirements are effective for the Company’s annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the ASU to determine its impact on its financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for measuring expected credit losses on current trade receivables and contract assets by assuming that current conditions remain unchanged over the life of the asset, and for non-public business entities, an accounting policy election to consider subsequent cash collections. The amendments are effective for annual and interim periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of this guidance on our consolidated financial statements.